4. Income taxes (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ZHEJIANG CNY	Dec. 31, 2011 ZHEJIANG CNY
The components of deferred tax assets are as follows:
Tax losses	$ 977	$ 811	0	348
Temporary differences	(24)	1
Allowance for doubtful debts			2,513	2,949
Less: Valuation allowances	(691)	(525)
Net deferred tax assets	$ 262	$ 287	2,513	3,297